SHARE CAPITAL	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
NOTE 6 - SHARE CAPITAL

1.	Equity:

a.	In January 2020, a consultant exercised 31,954 options into 31,954 ordinary shares for a total consideration of $68,000.

b.
On December 11, 2019 and December 18, 2019, the Company entered into subscription agreements with a select group of accredited investors, including certain board members or its affiliates for the private placement of 5,710,153 ordinary shares for aggregate subscription proceeds to the Company of $13.5 million at $2.37 price per share (the “Private Placement”). In addition, the Company granted 2,855,095 warrants, exercisable over a three-years period from the date of issuance, to purchase 2,855,095 ordinary shares at a per share exercise price of $2.96.

On December 13, 2019, D.N.A Biomedical Solutions Ltd. (“DNA”), an existing shareholder of the Company, subscribed to the Private Placement (the “DNA Private Placement”) to purchase 337,553 ordinary shares for aggregate consideration of $800,000. In connection with the transaction, the Company granted DNA warrants, exercisable over a three-year period from the date of issuance, to purchase 168,776 ordinary shares at a per share exercise price of $2.96. This investment was approved by the shareholders of the Company on February 18, 2020.

The 168,776 warrants issued in connection with the DNA Private Placement together with the 2,855,095 warrants issued in connection with the Private Placement are the “Investors Warrants”

Prior to the exercise of the Investors Warrants  the number of ordinary shares issuable upon their exercise and the exercise price are subject to customary adjustments, including in the events of reorganizations or reclassifications of the Company’s capital stock, upon payment of dividends or distributions to the Company’s shareholders, and upon any subsequent issuance of the Company’s share capital at or below a price of $2.37. In addition, the Investors Warrants have a cashless exercise mechanism. Therefore, for accounting purposes, the Investors Warrants were classified as a financial liability.

c.
On June 13, 2020, 687,960 warrants to purchase 687,960 ordinary shares for a purchase price of $6.99 per share in accordance with the Series B preferred share purchase agreement signed in 2016 and its following amendments have expired. Following the expiration, the Company classified $1,5 million from Other Reserves to Additional paid in Capital.

2.	Options Grants

The Company’s Board of Directors approved the following options grants:

a.
On March 16, 2020, options to purchase 201,600 ordinary shares to certain employees and 7,500 options granted to a service provider, with an exercise price of $2.14 per share. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date. The fair value of the options as of the date of the grant was $274,000.

b.
On March 16, 2020, options to purchase 250,000 ordinary shares to certain executive officers of the Company, with an exercise price of $2.14. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.  The grant was subject to the approval by the shareholders of the Company, which approved the grant in June 2020. The fair value of the options as of the date of the grant was $316,000

c.
On April 20, 2020, options to purchase 31,502 ordinary shares to the CEO with an exercise price of $1.98 per share. The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.  The grant was subject to the approval by the shareholders of the Company, which approved the grant in June 2020. The fair value of the options as of the date of the grant was $37,000

d.
On April 20 2020, the Company entered into a separate investor relations services, agreement.  Under the terms of the agreement, the Company agreed to pay a monthly fees of $5,000 and to issue the consultant 28,000 Restricted Share Units (“RSU”), of which the first 7,000 shares vested on the signing date and the remaining 21,000 shares will vest in three equal installments until January 8, 2021.  As of June 30, 2020, 7,000 shares were fully vested. The fair value of the RSU was $53,200 using the fair value of the shares at the grant date.  $13,300 was recognized during the six months ended June 30, 2020.